Equity - Summary of Equity (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Capital
Common stock capital		₩ 3,802,676			₩ 3,802,676		$ 2,572,853
Hybrid securities		3,810,435			3,611,129		2,578,102
Capital surplus
Paid in capital in excess of par		854,499			854,499
Others		79,601			81,064
Sub-total		934,100			935,563		632,003
Capital adjustments
Treasury stocks		(35,517)			(39,348)
Other adjustments	[1]	(1,699,038)			(1,648,535)
Sub-total		(1,734,555)			(1,687,883)
Accumulated other comprehensive income [abstract]
Net gain on credit risk fluctuation of financial liabilities designated to be measured at FVTPL		1,348		$ 912	0
Financial assets at FVTOCI		60,438			79,694
Changes in capital due to equity method		(1,886)			3,471
Gain on foreign currency translation of foreign operations		523,780			15,579
Loss on hedges of net investment in foreign operations		(149,577)			(34,750)
Remeasurements of defined benefit plan		(86,218)			(24,262)
Loss on evaluation of cash flow hedge		(14,215)			(20,806)
Sub-total		333,670			18,926				₩ (639,206)	₩ (416,553)
Retained earnings		26,950,510	[2],[3]		24,986,470	[2],[3]	18,234,446
Non-controlling interest		1,798,433	[4]		1,730,609	[4]	1,216,802
Total		₩ 35,895,269			33,397,490		$ 24,286,381	$ 22,596,408	₩ 31,627,342	₩ 28,805,103
Additional description for other equity		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.		Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
Additional description for non-controlling interest		The hybrid securities issued by Woori Bank amounting to 1,546,447 million Won and 1,645,947 million Won as of December 31, 2023 and 2024, respectively, are recognized as non-controlling interests. 95,637 million Won and 76,249 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2023 and 2024, respectively.		The hybrid securities issued by Woori Bank amounting to 1,546,447 million Won and 1,645,947 million Won as of December 31, 2023 and 2024, respectively, are recognized as non-controlling interests. 95,637 million Won and 76,249 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2023 and 2024, respectively.
Additional description for retained earnings		The regulatory reserve for credit losses in retained earnings amounted to 2,839,475 million Won and 2,392,542 million Won and as of December 31, 2023 and 2024, respectively in accordance with the relevant article.		The regulatory reserve for credit losses in retained earnings amounted to 2,839,475 million Won and 2,392,542 million Won and as of December 31, 2023 and 2024, respectively in accordance with the relevant article.
Earned surplus reserve		₩ 442,650			300,190
Regulatory reserve for credit loss		₩ 2,392,542			₩ 2,839,475

[1]	Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.
[2]	The earned surplus reserve in retained earnings amounted to 300,190 million Won and 442,650 million Won as of December 31, 2023 and 2024 in accordance with the Article 53 of the Financial Holding Company Act.
[3]	The regulatory reserve for credit losses in retained earnings amounted to 2,839,475 million Won and 2,392,542 million Won and as of December 31, 2023 and 2024, respectively in accordance with the relevant article.
[4]	The hybrid securities issued by Woori Bank amounting to 1,546,447 million Won and 1,645,947 million Won as of December 31, 2023 and 2024, respectively, are recognized as non-controlling interests. 95,637 million Won and 76,249 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2023 and 2024, respectively.